Organization and business overview (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of consolidated financial statements

The consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
Orangekloud Technology Inc.	12 May 2023	100%	Cayman Island	Investment holding
Enterprise Software Investment Inc.	12 May 2023	100%	British Virgin Islands	Investment holding
MSC Consulting (S) Pte. Ltd.	16 June 2003	100%	Singapore	Information technology consultancy
Orangekloud Pte. Ltd.	8 August 2015	100%	Singapore	Software provider
Orangekloud Investments Pte. Ltd.	8 November 2018	100%	Singapore	Dormant
Orangekloud, Inc.	15 March 2017	100%	The state of California	Dormant
Orangekloud Technology Sdn. Bhd.	16 May 2006	100%	Malaysia	Information technology consulting solution
Emobiq AI Pte Ltd	24 July 2025	100%	Singapore	Dormant